UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765
______________________________________________

Managed High Yield Plus Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, NW
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2013

Item 1. Schedule of Investments

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds—135.81%
Aerospace/defense — 1.49%
BE Aerospace, Inc.
6.875%, due 10/01/20[2]	425,000	459,000
Bombardier, Inc.
7.750%, due 03/15/20[2,3]	600,000	669,750
Huntington Ingalls Industries, Inc.
7.125%, due 03/15/21[2]	425,000	459,000
TransDigm, Inc.
7.750%, due 12/15/18[2]	400,000	428,000
		2,015,750
Airlines — 0.34%
Continental Airlines Pass Through Certificate 2012-3, Class C
6.125%, due 04/29/18[2]	450,000	456,525
Auto loans — 0.79%
General Motors Financial Co., Inc.
3.250%, due 05/15/18[2,3]	100,000	96,000
4.750%, due 08/15/17[2,3]	400,000	412,500
6.750%, due 06/01/18[2]	500,000	556,875
		1,065,375
Auto parts & equipment — 3.28%
American Axle & Manufacturing, Inc.
6.625%, due 10/15/22[2]	800,000	818,000
Lear Corp.
4.750%, due 01/15/23[2,3]	550,000	514,250
LKQ Corp.
4.750%, due 05/15/23[2,3]	425,000	391,000
Meritor, Inc.
10.625%, due 03/15/18[2]	275,000	298,375
Schaeffler Holding Finance BV
6.875%, due 08/15/18[2,3,4]	850,000	884,000
Tenneco, Inc.
7.750%, due 08/15/18[2]	300,000	321,750
The Goodyear Tire & Rubber Co.
6.500%, due 03/01/21[2]	475,000	482,125
8.250%, due 08/15/20[2]	400,000	441,000
TRW Automotive, Inc.
4.500%, due 03/01/21[2,3]	300,000	288,750
		4,439,250
Automakers — 0.84%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[2]	540,000	586,575
8.250%, due 06/15/21[2]	500,000	548,750
		1,135,325

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds— (continued)
Banking — 4.85%
Ally Financial, Inc.
5.500%, due 02/15/17[2]	275,000	289,885
8.000%, due 03/15/20[2]	2,050,000	2,360,062
8.000%, due 11/01/31[2]	325,000	373,750
Bank of America Corp.
5.650%, due 05/01/18[2]	250,000	278,489
Eksportfinans ASA
3.000%, due 11/17/14[2]	410,000	409,488
HBOS PLC
6.750%, due 05/21/18[2,3]	550,000	601,290
Lloyds Banking Group PLC
6.413%, due 10/01/35[2,3,5,6]	1,000,000	885,000
RBS Capital Trust II
6.425%, due 01/03/34[2,5,6]	275,000	231,000
Royal Bank of Scotland Group PLC
5.000%, due 10/01/14[2]	400,000	408,400
6.125%, due 12/15/22[2]	750,000	722,009
		6,559,373
Beverages — 0.33%
Constellation Brands, Inc.
7.250%, due 05/15/17[2]	395,000	451,288
Brokerage — 0.37%
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.375%, due 04/01/20[2,3]	500,000	495,000
Building & construction — 1.97%
D.R. Horton, Inc.
4.375%, due 09/15/22[2]	650,000	578,500
K. Hovnanian Enterprises, Inc.
7.250%, due 10/15/20[2,3]	575,000	606,625
KB Home
7.250%, due 06/15/18[2]	375,000	397,500
Standard Pacific Corp.
8.375%, due 01/15/21[2]	425,000	476,000
10.750%, due 09/15/16[2]	375,000	445,312
Toll Brothers Finance Corp.
8.910%, due 10/15/17[2]	140,000	164,500
		2,668,437
Building materials — 3.83%
ABC Supply Co., Inc.
5.625%, due 04/15/21[2,3]	475,000	460,750
Builders FirstSource, Inc.
7.625%, due 06/01/21[2,3]	350,000	350,000
Building Materials Corp. of America
6.750%, due 05/01/21[2,3]	725,000	768,500
Cemex SAB de CV
5.875%, due 03/25/19[2,3]	675,000	636,187

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description		Face amount[1]	Value ($)
Corporate bonds— (continued)
Building materials— (concluded)
Hanson Ltd.
6.125%, due 08/15/16[2]		600,000	651,000
Masco Corp.
7.125%, due 03/15/20[2]		800,000	900,000
Ply Gem Industries, Inc.
8.250%, due 02/15/18[2]		380,000	406,600
Vulcan Materials Co.
7.500%, due 06/15/21[2]		900,000	1,001,511
			5,174,548
Chemicals — 4.62%
Axiall Corp.
4.875%, due 05/15/23[2,3]		450,000	417,375
Celanese US Holdings LLC
4.625%, due 11/15/22[2]		225,000	208,125
5.875%, due 06/15/21[2]		325,000	333,125
6.625%, due 10/15/18[2]		280,000	298,900
Eagle Spinco, Inc.
4.625%, due 02/15/21[2,3]		950,000	893,000
Ineos Group Holdings PLC
6.125%, due 08/15/18[2,3]		525,000	507,937
7.875%, due 02/15/16[2,3]	EUR	235,780	313,956
Montell Finance Co. BV
8.100%, due 03/15/27[2,3]		700,000	885,268
Nova Chemicals Corp.
5.250%, due 08/01/23[2,3]		425,000	423,938
8.625%, due 11/01/19[2]		1,335,000	1,478,512
PetroLogistics LP/PetroLogistics Finance Corp.
6.250%, due 04/01/20[2,3]		500,000	483,750
			6,243,886
Computer hardware — 0.86%
Seagate HDD Cayman
4.750%, due 06/01/23[2,3]		850,000	784,125
7.000%, due 11/01/21[2]		350,000	378,875
			1,163,000
Consumer products — 0.93%
Revlon Consumer Products Corp.
5.750%, due 02/15/21[2,3]		825,000	785,813
Spectrum Brands Escrow Corp.
6.375%, due 11/15/20[2,3]		300,000	310,500
6.625%, due 11/15/22[2,3]		150,000	153,750
			1,250,063
Consumer/commercial/lease financing — 6.21%
CIT Group, Inc.
4.250%, due 08/15/17[2]		500,000	506,250
5.250%, due 03/15/18[2]		1,000,000	1,032,500
5.500%, due 02/15/19[2,3]		1,665,000	1,706,625
ILFC E-Capital Trust I
4.960%, due 12/21/65[2,3,5]		285,000	242,250

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds— (continued)
Consumer/commercial/lease financing— (concluded)
International Lease Finance Corp.
3.875%, due 04/15/18[2]	225,000	214,875
5.875%, due 04/01/19[2]	525,000	531,888
5.875%, due 08/15/22[2]	500,000	481,250
7.125%, due 09/01/18[2,3]	1,900,000	2,109,000
SLM Corp. MTN
8.000%, due 03/25/20[2]	400,000	435,000
8.450%, due 06/15/18[2]	400,000	456,000
Springleaf Finance Corp.
6.900%, due 12/15/17[2]	670,000	682,562
		8,398,200
Diversified capital goods — 0.81%
Coleman Cable, Inc.
9.000%, due 02/15/18[2]	220,000	233,750
SPX Corp.
6.875%, due 09/01/17[2]	325,000	359,938
7.625%, due 12/15/14[2]	475,000	505,875
		1,099,563
Electric-generation — 2.58%
Calpine Corp.
7.875%, due 07/31/20[2,3]	620,000	669,600
Energy Future Holding Co. Intermediate LLC/EFIH Finance, Inc.
10.000%, due 12/01/20	400,000	421,500
NRG Energy, Inc.
8.500%, due 06/15/19[2]	2,000,000	2,155,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, due 10/01/20[2,3]	350,000	243,687
		3,489,787
Electric-integrated — 1.10%
AES Corp.
8.000%, due 10/15/17[2]	275,000	316,250
8.000%, due 06/01/20[2]	790,000	896,650
FirstEnergy Corp.
7.375%, due 11/15/31[2]	275,000	278,262
		1,491,162
Electronics — 2.08%
Flextronics International Ltd.
5.000%, due 02/15/23[2]	400,000	384,000
Freescale Semiconductor, Inc.
8.050%, due 02/01/20[2]	200,000	208,500
9.250%, due 04/15/18[2,3]	375,000	405,000
10.750%, due 08/01/20[2]	425,000	469,625
Jabil Circuit, Inc.
8.250%, due 03/15/18[2]	880,000	1,036,200
NXP BV/NXP Funding LLC
5.750%, due 02/15/21[2,3]	200,000	200,000
9.750%, due 08/01/18[2,3]	100,000	110,500
		2,813,825

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds— (continued)
Energy-exploration & production — 13.03%
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18[2]	775,000	811,812
Antero Resources Finance Corp.
6.000%, due 12/01/20[2]	800,000	798,000
Berry Petroleum Co.
6.750%, due 11/01/20[2]	315,000	319,725
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, due 04/15/22[2]	650,000	643,500
Chesapeake Energy Corp.
6.625%, due 08/15/20[2]	325,000	348,563
9.500%, due 02/15/15[2]	220,000	242,825
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.
6.625%, due 11/15/19[2]	740,000	743,700
Continental Resources, Inc.
4.500%, due 04/15/23[2]	450,000	442,125
5.000%, due 09/15/22[2]	750,000	757,500
Denbury Resources, Inc.
8.250%, due 02/15/20[2]	574,000	631,400
EP Energy LLC/EP Energy Finance, Inc.
9.375%, due 05/01/20[2]	750,000	825,000
EP Energy LLC/Everest Acquisition Finance, Inc.
7.750%, due 09/01/22[2]	250,000	267,500
EPE Holdings LLC/EP Energy Bond Co., Inc.
8.125%, due 12/15/17[2,3,4]	286,796	292,532
Forest Oil Corp.
7.250%, due 06/15/19[2]	665,000	660,012
7.500%, due 09/15/20[2]	650,000	624,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2,3]	650,000	692,250
8.000%, due 02/15/20[2,3]	300,000	326,250
Kodiak Oil & Gas Corp.
5.500%, due 02/01/22[2,3]	125,000	120,625
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, due 12/01/21[2,3]	275,000	261,250
Lightstream Resources Ltd.
8.625%, due 02/01/20[2,3]	555,000	527,250
Linn Energy LLC/Linn Energy Finance Corp.
6.500%, due 05/15/19[2]	125,000	117,500
7.750%, due 02/01/21[2]	340,000	329,800
8.625%, due 04/15/20[2]	815,000	819,075
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, due 05/01/21[2]	450,000	434,250
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20[2,3]	1,375,000	1,395,625
Plains Exploration & Production Co.
6.125%, due 06/15/19[2]	925,000	976,209
Quicksilver Resources, Inc.
7.125%, due 04/01/16[2]	425,000	385,688
9.125%, due 08/15/19[2]	250,000	220,625

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds— (continued)
Energy-exploration & production— (concluded)
Range Resources Corp.
5.750%, due 06/01/21[2]	550,000	576,125
Samson Investment Co.
10.250%, due 02/15/20[2,3,7]	350,000	365,750
SandRidge Energy, Inc.
7.500%, due 02/15/23[2]	540,000	522,450
8.750%, due 01/15/20[2]	300,000	313,500
Swift Energy Co.
7.875%, due 03/01/22[2]	300,000	291,000
Whiting Petroleum Corp.
6.500%, due 10/01/18[2]	500,000	526,250
		17,609,666
Environmental — 0.11%
Clean Harbors, Inc.
5.250%, due 08/01/20[2]	150,000	148,125
Food & drug retailers — 0.29%
Rite Aid Corp.
9.250%, due 03/15/20[2]	350,000	395,938
Food-wholesale — 1.60%
Agrokor D.D.
8.875%, due 02/01/20[2,3]	625,000	662,563
Michael Foods, Inc.
9.750%, due 07/15/18[2]	600,000	658,500
Viskase Cos., Inc.
9.875%, due 01/15/18[2,3]	800,000	848,000
		2,169,063
Forestry/paper — 2.77%
Boise Cascade Co.
6.375%, due 11/01/20[2]	1,000,000	1,035,000
Boise Paper Holdings LLC/Boise Co-Issuer Co.
8.000%, due 04/01/20[2]	275,000	294,937
Clearwater Paper Corp.
4.500%, due 02/01/23[2]	75,000	67,875
7.125%, due 11/01/18[2]	195,000	209,625
Domtar Corp.
10.750%, due 06/01/17[2]	225,000	283,054
Georgia-Pacific LLC
8.875%, due 05/15/31[2]	825,000	1,134,410
Mercer International, Inc.
9.500%, due 12/01/17[2]	300,000	320,250
Smurfit Kappa Acquisitions
4.875%, due 09/15/18[2,3]	400,000	400,000
		3,745,151
Gaming — 4.40%
Caesars Entertainment Operating Co., Inc.
10.000%, due 12/15/18[2]	500,000	295,000
11.250%, due 06/01/17[2]	520,000	535,600

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds— (continued)
Gaming— (concluded)
CityCenter Holdings LLC/CityCenter Finance Corp.
10.750%, due 01/15/17[2,4]	877,262	945,250
MGM Resorts International
6.750%, due 10/01/20[2]	400,000	408,000
8.625%, due 02/01/19[2]	800,000	898,000
10.000%, due 11/01/16[2]	1,545,000	1,815,375
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[2,3]	600,000	597,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
6.375%, due 06/01/21[2,3]	475,000	451,250
		5,945,475
Gas distribution — 6.06%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%, due 05/20/20[2]	335,000	355,100
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.750%, due 11/15/21[2,3]	425,000	378,250
Crosstex Energy LP
8.875%, due 02/15/18[2]	700,000	743,750
El Paso Corp. MTN
7.750%, due 01/15/32[2]	785,000	823,980
Ferrellgas LP/Ferrellgas Finance Corp.
9.125%, due 10/01/17[2]	500,000	523,750
Hiland Partners LP/Hiland Partners Finance Corp.
7.250%, due 10/01/20[2,3]	575,000	596,562
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.750%, due 11/01/20[2]	200,000	213,500
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18[2]	475,000	495,187
Penn Virginia Resource Partners LP/Penn Virginia
Resource Finance Corp. II
6.500%, due 05/15/21[2,3]	225,000	211,500
8.375%, due 06/01/20[2]	450,000	468,000
Regency Energy Partners LP/Regency Energy Finance Corp.
6.500%, due 07/15/21[2]	775,000	821,500
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[2,3]	2,025,000	1,933,875
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.500%, due 10/01/18[2]	422,000	452,595
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, due 10/01/20[2,3]	175,000	174,563
		8,192,112
Health facilities — 3.59%
Capella Healthcare, Inc.
9.250%, due 07/01/17[2]	200,000	213,250

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds— (continued)
Health facilities— (concluded)
CHS/Community Health Systems, Inc.
5.125%, due 08/15/18[2]	200,000	204,500
HCA Holdings, Inc.
7.750%, due 05/15/21[2]	350,000	372,750
HCA, Inc.
5.875%, due 03/15/22[2]	150,000	154,875
6.500%, due 02/15/20[2]	300,000	322,125
7.250%, due 09/15/20[2]	500,000	544,375
7.500%, due 02/15/22[2]	620,000	674,250
7.875%, due 02/15/20[2]	300,000	323,625
8.500%, due 04/15/19[2]	500,000	540,000
Tenet Healthcare Corp.
4.375%, due 10/01/21[2,3]	475,000	431,062
6.875%, due 11/15/31[2]	225,000	189,000
8.000%, due 08/01/20[2]	150,000	155,813
United Surgical Partners International, Inc.
9.000%, due 04/01/20[2]	650,000	716,625
US Oncology, Inc.
9.125%, due 08/15/17[2,8,9]	250,000	13,125
		4,855,375
Health services — 1.38%
ExamWorks Group, Inc.
9.000%, due 07/15/19[2]	850,000	915,875
Healthcare Technology Intermediate, Inc.
7.375%, due 09/01/18[2,3,4]	600,000	609,000
IMS Health, Inc.
6.000%, due 11/01/20[2,3]	325,000	333,531
		1,858,406
Hotels — 0.45%
Felcor Lodging LP
6.750%, due 06/01/19[2]	335,000	350,912
Host Hotels & Resorts LP
4.750%, due 03/01/23[2]	200,000	198,956
6.000%, due 10/01/21[2]	55,000	59,490
		609,358
Household & leisure product — 0.10%
Brunswick Corp.
4.625%, due 05/15/21[2,3]	150,000	139,875
Investments & miscellaneous financial services — 0.56%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18[2]	725,000	763,063
Leisure — 1.25%
Diamond Resorts Corp.
12.000%, due 08/15/18[2]	1,137,000	1,262,070
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22[2]	250,000	243,437

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds— (continued)
Leisure— (concluded)
Speedway Motorsports, Inc.
6.750%, due 02/01/19[2]	175,000	185,063
		1,690,570
Life insurance — 0.26%
AIG Life Holdings, Inc.
7.570%, due 12/01/45[2,3]	300,000	349,500
Machinery — 1.03%
Case New Holland, Inc.
7.875%, due 12/01/17[2]	765,000	879,750
The Manitowoc Co., Inc.
8.500%, due 11/01/20[2]	465,000	516,150
		1,395,900
Managed care — 0.67%
MPH Intermediate Holding Co. 2
8.375%, due 08/01/18[2,3,4]	425,000	433,500
Multiplan, Inc.
9.875%, due 09/01/18[2,3]	425,000	470,688
		904,188
Media-broadcast — 1.57%
Clear Channel Communications, Inc.
9.000%, due 12/15/19[2]	350,000	336,875
14.000%, due 02/01/21[2,3,4]	435,966	355,312
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, due 04/15/17[2]	325,000	350,188
Sinclair Television Group, Inc.
8.375%, due 10/15/18[2]	350,000	382,375
Sirius XM Radio, Inc.
4.250%, due 05/15/20[2,3]	175,000	160,125
4.625%, due 05/15/23[2,3]	300,000	264,750
5.750%, due 08/01/21[2,3]	275,000	269,500
		2,119,125
Media-cable — 7.53%
Cablevision Systems Corp.
8.625%, due 09/15/17[2]	140,000	159,250
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, due 04/30/21[2]	700,000	708,750
6.625%, due 01/31/22[2]	600,000	609,000
8.125%, due 04/30/20[2]	950,000	1,030,750
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[2,3]	400,000	368,000
Cogeco Cable, Inc.
4.875%, due 05/01/20[2,3]	350,000	336,000
CSC Holdings LLC
8.625%, due 02/15/19[2]	375,000	431,250
DISH DBS Corp.
7.875%, due 09/01/19[2]	2,025,000	2,283,187

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds— (continued)
Media-cable— (concluded)
Nara Cable Funding Ltd.
8.875%, due 12/01/18[2,3]	1,075,000	1,115,312
Ono Finance II PLC
10.875%, due 07/15/19[2,3]	525,000	544,688
UPCB Finance V Ltd.
7.250%, due 11/15/21[2,3]	600,000	648,000
Videotron Ltee
5.000%, due 07/15/22[2]	335,000	311,550
Virgin Media Finance PLC
5.250%, due 02/15/22[2]	475,000	439,375
8.375%, due 10/15/19[2]	334,000	362,390
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.250%, due 07/15/19[2]	775,000	831,188
		10,178,690
Media-services — 0.48%
Nielsen Finance LLC/Nielson Finance Co.
7.750%, due 10/15/18[2]	225,000	244,688
11.625%, due 02/01/14[2]	81,000	84,345
WMG Acquisition Corp.
6.000%, due 01/15/21[2,3]	315,000	322,875
		651,908
Medical products — 1.07%
Biomet, Inc.
6.500%, due 08/01/20[2]	700,000	717,500
Grifols, Inc.
8.250%, due 02/01/18[2]	580,000	627,850
Hologic, Inc.
6.250%, due 08/01/20[2]	100,000	104,250
		1,449,600
Metals/mining excluding steel — 1.69%
Arch Coal, Inc.
9.875%, due 06/15/19[2,3]	475,000	413,250
CONSOL Energy, Inc.
8.250%, due 04/01/20[2]	200,000	212,000
FMG Resources (August 2006)
8.250%, due 11/01/19[2,3]	450,000	480,375
Hecla Mining Co.
6.875%, due 05/01/21[2,3]	700,000	637,000
Inmet Mining Corp.
8.750%, due 06/01/20[2,3]	305,000	318,725
Murray Energy Corp.
8.625%, due 06/15/21[2,3]	225,000	223,875
		2,285,225

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds— (continued)
Multi-line insurance — 0.54%
AXA SA
6.379%, due 12/14/36[2,3,5,6]	750,000	731,250
Oil field equipment & services — 3.64%
CHC Helicopter SA
9.250%, due 10/15/20[2]	200,000	205,000
Expro Finance Luxembourg
8.500%, due 12/15/16[2,3]	452,000	474,600
Key Energy Services, Inc.
6.750%, due 03/01/21[2]	650,000	641,875
Offshore Group Investment Ltd.
7.500%, due 11/01/19[2]	1,200,000	1,248,000
Pacific Drilling SA
5.375%, due 06/01/20[2,3]	900,000	868,500
SESI LLC
7.125%, due 12/15/21[2]	1,365,000	1,477,612
		4,915,587
Oil refining & marketing — 1.15%
CVR Refining LLC/Coffeyville Finance, Inc.
6.500%, due 11/01/22[2,3]	525,000	504,000
Tesoro Corp.
4.250%, due 10/01/17[2]	500,000	506,250
9.750%, due 06/01/19[2]	500,000	548,125
		1,558,375
Packaging — 4.64%
Ardagh Packaging Finance PLC
4.875%, due 11/15/22[2,3]	500,000	481,250
7.375%, due 10/15/17[2,3]	505,000	539,719
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, due 01/15/23[2,3]	300,000	276,750
Graphic Packaging International, Inc.
4.750%, due 04/15/21[2]	350,000	336,000
7.875%, due 10/01/18[2]	185,000	201,187
Mustang Merger Corp.
8.500%, due 08/15/21[2,3]	450,000	443,250
Pactiv LLC
8.125%, due 06/15/17[2]	275,000	279,125
Reynolds Group Issuer, Inc.
5.750%, due 10/15/20[2]	500,000	495,625
7.875%, due 08/15/19[2]	1,225,000	1,347,500
9.875%, due 08/15/19[2]	1,000,000	1,062,500
Sealed Air Corp.
5.250%, due 04/01/23[2,3]	150,000	142,875
8.375%, due 09/15/21[2,3]	585,000	661,781
		6,267,562
Personal & casualty insurance — 0.74%
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[2,3,5]	520,000	769,600

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds— (continued)
Personal & casualty insurance— (concluded)
XL Group PLC, Series E
6.500%, due 04/15/17[2,5,6]	240,000	232,200
		1,001,800
Pharmaceuticals — 2.31%
ConvaTec Healthcare SA
10.500%, due 12/15/18[2,3]	1,150,000	1,288,000
Endo Health Solutions, Inc.
7.250%, due 01/15/22[2]	275,000	281,187
Par Pharmaceutical Cos, Inc.
7.375%, due 10/15/20[2,3]	175,000	181,125
Valeant Pharmaceuticals International
7.000%, due 10/01/20[2,3]	955,000	1,002,750
VPI Escrow Corp.
6.375%, due 10/15/20[2,3]	175,000	177,844
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.750%, due 09/15/18[2]	170,000	185,725
		3,116,631
Printing & publishing — 1.30%
Gannett Co., Inc.
5.125%, due 07/15/20[2,3]	175,000	173,250
9.375%, due 11/15/17[2]	300,000	318,375
RR Donnelley & Sons Co.
7.875%, due 03/15/21[2]	300,000	321,750
The McClatchy Co.
9.000%, due 12/15/22[2]	900,000	949,500
		1,762,875
Real estate development & management — 0.63%
CBRE Services, Inc.
5.000%, due 03/15/23[2]	450,000	417,375
Realogy Corp.
7.875%, due 02/15/19[2,3]	400,000	435,000
		852,375
Real estate investment trusts — 0.94%
DuPont Fabros Technology LP
8.500%, due 12/15/17[2]	1,200,000	1,266,000
Software/services — 4.93%
BMC Software Finance, Inc.
8.125%, due 07/15/21[2,3]	450,000	455,625
Ceridian Corp.
11.250%, due 11/15/15[2,7]	630,000	637,875
Epicor Software Corp.
8.625%, due 05/01/19[2]	625,000	659,375
First Data Corp.
10.625%, due 06/15/21[2,3]	775,000	770,156
11.250%, due 03/31/16[2]	1,050,000	1,047,375
12.625%, due 01/15/21[2]	750,000	810,938

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds— (continued)
Software/services— (concluded)
Infor US, Inc.
9.375%, due 04/01/19[2]	500,000	556,250
11.500%, due 07/15/18[2]	400,000	464,000
MedAssets, Inc.
8.000%, due 11/15/18[2]	725,000	779,375
SunGard Data Systems, Inc.
7.375%, due 11/15/18[2]	450,000	478,125
		6,659,094
Specialty retail — 4.62%
Burlington Coat Factory Warehouse Corp.
10.000%, due 02/15/19[2]	825,000	919,875
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.000%, due 02/15/18[2,3,4]	350,000	357,875
Claire's Stores, Inc.
7.750%, due 06/01/20[2,3]	475,000	472,625
8.875%, due 03/15/19[2]	500,000	537,500
CST Brands, Inc.
5.000%, due 05/01/23[2,3]	100,000	95,000
L Brands, Inc.
5.625%, due 02/15/22[2]	150,000	151,125
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
7.500%, due 08/01/18[2,3,4]	425,000	425,000
Outerwall, Inc.
6.000%, due 03/15/19[2,3]	225,000	225,000
Party City Holdings, Inc.
8.875%, due 08/01/20[2,3]	800,000	857,000
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.750%, due 08/15/19[2,3,4]	200,000	197,750
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[2,3]	550,000	592,625
Petco Holdings, Inc.
8.500%, due 10/15/17[2,3,4]	625,000	637,500
YCC Holdings LLC/Yankee Finance, Inc.
10.250%, due 02/15/16[2,4]	760,000	780,908
		6,249,783
Steel producers/products — 1.65%
ArcelorMittal
4.250%, due 08/05/15[2,7]	300,000	309,000
6.750%, due 02/25/22[2,7]	550,000	559,625
7.500%, due 10/15/39[2,7]	250,000	230,000
Commercial Metals Co.
4.875%, due 05/15/23[2]	400,000	362,000
Severstal Columbus LLC
10.250%, due 02/15/18[2]	400,000	424,000
US Steel Corp.
7.375%, due 04/01/20[2]	350,000	351,750
		2,236,375

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds— (continued)
Support-services — 6.35%
Algeco Scotsman Global Finance PLC
10.750%, due 10/15/19[2,3]	625,000	600,000
Aramark Corp.
5.750%, due 03/15/20[2,3]	425,000	433,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.500%, due 04/01/23[2]	275,000	256,094
FTI Consulting, Inc.
6.750%, due 10/01/20[2]	175,000	184,844
Interactive Data Corp.
10.250%, due 08/01/18[2]	360,000	400,500
Reliance Intermediate Holdings LP
9.500%, due 12/15/19[2,3]	700,000	759,500
ServiceMaster Co.
7.000%, due 08/15/20[2]	350,000	320,250
8.000%, due 02/15/20[2]	750,000	717,187
SquareTwo Financial Corp.
11.625%, due 04/01/17[2]	2,625,000	2,703,750
The Geo Group, Inc.
5.125%, due 04/01/23[2,3]	225,000	207,000
7.750%, due 10/15/17[2]	500,000	520,000
The Hertz Corp.
5.875%, due 10/15/20[2]	200,000	205,250
United Rentals North America, Inc.
5.750%, due 07/15/18[2]	200,000	213,500
6.125%, due 06/15/23[2]	150,000	147,750
UR Merger Sub Corp.
8.250%, due 02/01/21[2]	100,000	110,500
West Corp.
7.875%, due 01/15/19[2]	750,000	804,375
		8,584,000
Telecom-integrated/services — 7.34%
CenturyLink, Inc.
6.450%, due 06/15/21[2]	625,000	621,875
7.600%, due 09/15/39[2]	150,000	135,000
Embarq Corp.
7.995%, due 06/01/36[2]	125,000	128,295
Equinix, Inc.
5.375%, due 04/01/23[2]	650,000	619,125
7.000%, due 07/15/21[2]	150,000	160,875
Frontier Communications Corp.
8.500%, due 04/15/20[2]	1,000,000	1,092,500
9.000%, due 08/15/31[2]	545,000	528,650
9.250%, due 07/01/21[2]	375,000	425,625
Intelsat Jackson Holdings SA
5.500%, due 08/01/23[2,3]	225,000	208,688
7.250%, due 10/15/20[2]	1,450,000	1,547,875
Intelsat Luxembourg Ltd.
6.750%, due 06/01/18[2,3]	100,000	103,500
7.750%, due 06/01/21[2,3]	450,000	463,500
Level 3 Communications, Inc.
11.875%, due 02/01/19[2]	525,000	602,437

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds— (continued)
Telecom-integrated/services— (concluded)
Level 3 Financing, Inc.
8.625%, due 07/15/20[2]	475,000	508,250
10.000%, due 02/01/18[2]	635,000	682,625
PAETEC Holding Corp.
9.875%, due 12/01/18[2]	1,150,000	1,279,375
Windstream Corp.
7.750%, due 10/01/21[2]	800,000	818,000
		9,926,195
Telecom-wireless — 5.26%
Clearwire Communications LLC/Finance
12.000%, due 12/01/15[2,3]	335,000	353,425
Crown Castle International Corp.
5.250%, due 01/15/23[2]	425,000	401,625
MetroPCS Wireless, Inc.
6.625%, due 04/01/23[2,3]	450,000	446,625
SBA Telecommunications, Inc.
5.750%, due 07/15/20[2]	150,000	150,750
Sprint Capital Corp.
6.875%, due 11/15/28[2]	600,000	541,500
6.900%, due 05/01/19[2]	300,000	309,000
8.750%, due 03/15/32[2]	300,000	307,500
Sprint Communications, Inc.
6.000%, due 12/01/16[2]	925,000	980,500
8.375%, due 08/15/17[2]	605,000	679,112
9.000%, due 11/15/18[2,3]	600,000	700,500
9.125%, due 03/01/17[2]	235,000	269,663
11.500%, due 11/15/21[2]	125,000	163,125
Wind Acquisition Finance SA
6.500%, due 04/30/20[2,3]	200,000	200,000
7.250%, due 02/15/18[2,3]	550,000	561,000
11.750%, due 07/15/17[2,3]	1,000,000	1,045,000
		7,109,325
Telecommunications equipment — 0.57%
Avaya, Inc.
7.000%, due 04/01/19[2,3]	475,000	434,625
CDW LLC/CDW Finance Corp.
8.500%, due 04/01/19[2]	305,000	335,119
		769,744
Textile/apparel — 0.54%
The William Carter Co.
5.250%, due 08/15/21[2,3]	725,000	728,625
Theaters & entertainment — 0.44%
AMC Entertainment, Inc.
8.750%, due 06/01/19[2]	275,000	295,625
Cinemark USA, Inc.
4.875%, due 06/01/23[2]	325,000	299,000
		594,625
Transportation excluding air/rail — 1.05%
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17[2]	500,000	532,500

Managed High Yield Plus Fund Inc.
Schedule of investments – August 31, 2013 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds— (concluded)
Transportation excluding air/rail— (concluded)
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.625%, due 11/01/17	435,000	452,400
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
8.875%, due 11/01/17	415,000	432,119
		1,417,019
Total corporate bonds (cost—$182,224,983)		183,613,910
Repurchase agreement—6.00%
Repurchase agreement dated 08/30/13 with State
Street Bank & Trust Co., 0.010% due 09/03/13,
collateralized by $7,173,381 Federal Home Loan
Mortgage Corp. obligations, 1.960% to 2.100%
due 10/17/22 to 01/30/23 and $1,928,723 Federal
National Mortgage Association obligations,
2.080% due 11/02/22; (value—$8,272,250);
proceeds: $8,110,009
(cost — $8,110,000)	8,110,000	8,110,000
Total investments
(cost — $190,334,983) — 141.81%		191,723,910
Liabilities in excess of other assets — (41.81)%		(56,527,697)
Net assets — 100.00%		135,196,213

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$4,608,333
Gross unrealized depreciation		(3,219,406)
Net unrealized appreciation		$1,388,927

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the Fund's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	183,600,785	13,125	183,613,910
Repurchase agreement	—	8,110,000	—	8,110,000
Total	—	191,710,785	13,125	191,723,910

At August 31, 2013, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund's investments that were valued using unobservable inputs (Level 3) for the three months ended August 31, 2013:

Corporate bond ($)
Beginning balance	9,687
Purchases	–
Sales	–
Accrued discounts/(premiums)	–
Total realized gain/(loss)	–
Net change in unrealized appreciation/depreciation	3,438
Transfers into Level 3	–
Transfers out of Level 3	–
Ending balance	13,125

The change in unrealized appreciation/depreciation relating to the Level 3 investment held at August 31, 2013 was $3,438.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use official market closing prices, last reported sale prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”).

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

The Fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Securities and other instruments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. If the Fund concludes that a market quotation is not readily available for a portfolio security or instrument for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the New York Stock Exchange (“NYSE”), the Fund will use fair value methods to reflect those events.

Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 ("ASU 2013-01"), "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities", replaced Accounting Standards Update 2011-11 ("ASU 2011-11"), "Disclosures about Offsetting Assets and Liabilities". ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	83.5
Luxembourg	4.6
Canada	2.6
United Kingdom	2.4
Ireland	1.7
Cayman Islands	1.6
Netherlands	1.1
Marshall Islands	0.5
France	0.4
Croatia	0.4
Mexico	0.3
Australia	0.3
Norway	0.2
singapore	0.2
Liberia	0.1
Puerto Rico	0.1
Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated May 31, 2013.

Portfolio footnotes:
[1]	In US Dollars unless otherwise indicated.

[2]	Entire or partial amount pledged as collateral for bank loan.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 44.86% of net assets as of August 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Payment-in-kind security for which part of the income earned may be paid as additional principal.

[5]	Variable or floating rate security. The interest rate shown is the current rate as of August 31, 2013 and changes periodically.

[6]	Perpetual bond security. The maturity date reflects the next call date.

[7]	Step bond that converts to the noted fixed rate at a designated future date.

[8]	Illiquid security representing 0.01% of net assets as of August 31, 2013.

[9]	Security called in full on February 16, 2011. Position represents remaining escrow balance expected to be received upon finalization of call premium.

Portfolio acronym:
MTN	Medium Term Note

Currency abbreviation:
EUR	Euro

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 30, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 30, 2013